FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial instruments [text block] [Abstract]
Schedule of Financial Assets and Liabilites	The following tables analyse the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

	Derivatives designated as hedging instruments	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss	At fair value through other comprehensive income	Held at amortised cost	Total
		Held for trading	Other
The Group	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Financial assets
Cash and balances at central banks	—	—	—	—	—	54,279	54,279
Items in the course of collection from banks	—	—	—	—	—	147	147
Financial assets at fair value through profit or loss	—	—	1,798	—	—	—	1,798
Derivative financial instruments	55	5,456	—	—	—	—	5,511
Loans and advances to banks and reverse repurchase agreements	—	—	—	—	—	7,474	7,474
Loans and advances to customers and reverse repurchase agreements	—	—	—	—	—	477,541	477,541
Debt securities	—	—	—	—	—	4,562	4,562
Due from fellow Lloyds Banking Group undertakings	—	—	—	—	—	739	739
Financial assets at amortised cost	—	—	—	—	—	490,316	490,316
Financial assets at fair value through other comprehensive income	—	—	—	—	27,786	—	27,786
Total financial assets	55	5,456	1,798	—	27,786	544,742	579,837
Financial liabilities
Deposits from banks and repurchase agreements	—	—	—	—	—	33,448	33,448
Customer deposits and repurchase agreements	—	—	—	—	—	449,394	449,394
Due to fellow Lloyds Banking Group undertakings	—	—	—	—	—	1,490	1,490
Items in course of transmission to banks	—	—	—	—	—	308	308
Financial liabilities at fair value through profit or loss	—	—	—	6,537	—	—	6,537
Derivative financial instruments	315	4,328	—	—	—	—	4,643
Notes in circulation	—	—	—	—	—	1,321	1,321
Debt securities in issue	—	—	—	—	—	48,724	48,724
Other	—	—	—	—	—	1,411	1,411
Subordinated liabilities	—	—	—	—	—	8,658	8,658
Total financial liabilities	315	4,328	—	6,537	—	544,754	555,934

	Derivatives designated as hedging instruments	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss	At fair value through other comprehensive income	Held at amortised cost	Total
		Held for trading	Other
The Group	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Financial assets
Cash and balances at central banks	—	—	—	—	—	49,888	49,888
Items in the course of collection from banks	—	—	—	—	—	300	300
Financial assets at fair value through profit or loss	—	—	1,674	—	—	—	1,674
Derivative financial instruments	674	7,667	—	—	—	—	8,341
Loans and advances to banks and reverse repurchase agreements	—	—	—	—	—	5,950	5,950
Loans and advances to customers and reverse repurchase agreements	—	—	—	—	—	480,141	480,141
Debt securities	—	—	—	—	—	5,137	5,137
Due from fellow Lloyds Banking Group undertakings	—	—	—	—	—	738	738
Financial assets at amortised cost	—	—	—	—	—	491,966	491,966
Financial assets at fair value through other comprehensive income	—	—	—	—	27,260	—	27,260
Total financial assets	674	7,667	1,674	—	27,260	542,154	579,429
Financial liabilities
Deposits from banks and repurchase agreements	—	—	—	—	—	24,997	24,997
Customer deposits and repurchase agreements	—	—	—	—	—	434,569	434,569
Due to fellow Lloyds Banking Group undertakings	—	—	—	—	—	6,875	6,875
Items in course of transmission to banks	—	—	—	—	—	302	302
Financial liabilities at fair value through profit or loss	—	3	—	6,828	—	—	6,831
Derivative financial instruments	590	7,638	—	—	—	—	8,228
Notes in circulation	—	—	—	—	—	1,305	1,305
Debt securities in issue	—	—	—	—	—	59,293	59,293
Other	—	—	—	—	—	1,592	1,592
Subordinated liabilities	—	—	—	—	—	9,242	9,242
Total financial liabilities	590	7,641	—	6,828	—	538,175	553,234

	Derivatives designated as hedging instruments	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss	At fair value through other comprehensive income	Held at amortised cost	Total
		Held for trading	Other
The Bank	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Financial assets
Cash and balances at central banks	—	—	—	—	—	49,618	49,618
Items in the course of collection from banks	—	—	—	—	—	99	99
Financial assets at fair value through profit or loss	—	—	4,529	—	—	—	4,529
Derivative financial instruments	37	6,861	—	—	—	—	6,898
Loans and advances to banks and reverse repurchase agreements	—	—	—	—	—	7,287	7,287
Loans and advances to customers and reverse repurchase agreements	—	—	—	—	—	163,428	163,428
Debt securities	—	—	—	—	—	3,756	3,756
Due from fellow Lloyds Banking Group undertakings	—	—	—	—	—	108,424	108,424
Financial assets at amortised cost	—	—	—	—	—	282,895	282,895
Financial assets at fair value through other comprehensive income	—	—	—	—	25,529	—	25,529
Total financial assets	37	6,861	4,529	—	25,529	332,612	369,568
Financial liabilities
Deposits from banks and repurchase agreements	—	—	—	—	—	2,825	2,825
Customer deposits and repurchase agreements	—	—	—	—	—	268,704	268,704
Due to fellow Lloyds Banking Group undertakings	—	—	—	—	—	22,872	22,872
Items in course of transmission to banks	—	—	—	—	—	207	207
Financial liabilities at fair value through profit or loss	—	—	—	9,821	—	—	9,821
Derivative financial instruments	310	5,792	—	—	—	—	6,102
Debt securities in issue	—	—	—	—	—	38,439	38,439
Other	—	—	—	—	—	777	777
Subordinated liabilities	—	—	—	—	—	7,907	7,907
Total financial liabilities	310	5,792	—	9,821	—	341,731	357,654

	Derivatives designated as hedging instruments	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss	At fair value through other comprehensive income	Held at amortised cost	Total
		Held for trading	Other
The Bank	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Financial assets
Cash and balances at central banks	—	—	—	—	—	45,753	45,753
Items in the course of collection from banks	—	—	—	—	—	257	257
Financial assets at fair value through profit or loss	—	—	1,724	—	—	—	1,724
Derivative financial instruments	242	12,353	—	—	—	—	12,595
Loans and advances to banks and reverse repurchase agreements	—	—	—	—	—	5,656	5,656
Loans and advances to customers and reverse repurchase agreements	—	—	—	—	—	178,269	178,269
Debt securities	—	—	—	—	—	4,315	4,315
Due from fellow Lloyds Banking Group undertakings	—	—	—	—	—	128,771	128,771
Financial assets at amortised cost	—	—	—	—	—	317,011	317,011
Financial assets at fair value through other comprehensive income	—	—	—	—	24,647	—	24,647
Total financial assets	242	12,353	1,724	—	24,647	363,021	401,987
Financial liabilities
Deposits from banks and repurchase agreements	—	—	—	—	—	10,304	10,304
Customer deposits and repurchase agreements	—	—	—	—	—	264,473	264,473
Due to fellow Lloyds Banking Group undertakings	—	—	—	—	—	39,836	39,836
Items in course of transmission to banks	—	—	—	—	—	199	199
Financial liabilities at fair value through profit or loss	—	2	—	7,905	—	—	7,907
Derivative financial instruments	289	10,783	—	—	—	—	11,072
Debt securities in issue	—	—	—	—	—	48,109	48,109
Other	—	—	—	—	—	885	885
Subordinated liabilities	—	—	—	—	—	7,751	7,751
Total financial liabilities	289	10,785	—	7,905	—	371,557	390,536

Schedule of Financial Assets Excluding Derivatives

	Level 1	Level 2	Level 3	Total
The Group	£m	£m	£m	£m
At 31 December 2021
Financial assets at fair value through profit or loss
Loans and advances to customers	—	1,164	395	1,559
Equity shares	235	—	4	239
Total financial assets at fair value through profit or loss	235	1,164	399	1,798
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,599	—	—	14,599
Asset-backed securities	—	—	55	55
Corporate and other debt securities	640	12,491	—	13,131
	15,239	12,491	55	27,785
Equity shares	—	—	1	1
Total financial assets at fair value through other comprehensive income	15,239	12,491	56	27,786
Total financial assets carried at fair value, excluding derivatives	15,474	13,655	455	29,584
At 31 December 2020
Financial assets at fair value through profit or loss
Loans and advances to customers	—	—	1,511	1,511
Equity shares	159	4	—	163
Total financial assets at fair value through profit or loss	159	4	1,511	1,674
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,267	—	—	14,267
Asset-backed securities	—	—	65	65
Corporate and other debt securities	491	12,437	—	12,928
	14,758	12,437	65	27,260
Equity shares	—	—	—	—
Total financial assets at fair value through other comprehensive income	14,758	12,437	65	27,260
Total financial assets carried at fair value, excluding derivatives	14,917	12,441	1,576	28,934

	Level 1	Level 2	Level 3	Total
The Bank	£m	£m	£m	£m
At 31 December 2021
Financial assets at fair value through profit or loss
Loans and advances to customers	—	1,088	33	1,121
Corporate and other debt securities	—	3,404	—	3,404
Equity shares	—	—	4	4
Total financial assets at fair value through profit or loss	—	4,492	37	4,529
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,445	—	—	14,445
Corporate and other debt securities	640	10,444	—	11,084
	15,085	10,444	—	25,529
Total financial assets at fair value through other comprehensive income	15,085	10,444	—	25,529
Total financial assets carried at fair value, excluding derivatives	15,085	14,936	37	30,058
At 31 December 2020
Financial assets at fair value through profit or loss
Loans and advances to customers	—	—	517	517
Corporate and other debt securities	—	1,203	—	1,203
Equity shares	—	4	—	4
Total financial assets at fair value through profit or loss	—	1,207	517	1,724
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,114	—	—	14,114
Corporate and other debt securities	491	10,042	—	10,533
	14,605	10,042	—	24,647
Total financial assets at fair value through other comprehensive income	14,605	10,042	—	24,647
Total financial assets carried at fair value, excluding derivatives	14,605	11,249	517	26,371

Schedule of Movements in Level 3 - Portfolio, Financial Liabilities Excluding Derivatives
The table below analyses movements in level 3 financial assets, excluding derivatives, carried at fair value (recurring measurement).

	2021			2020
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis)	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis)
The Group	£m	£m	£m	£m	£m	£m
At 1 January	1,511	65	1,576	1,829	60	1,889
Exchange and other adjustments	2	(2)	—	85	3	88
Gains recognised in the income statement within other income	(72)	—	(72)	20	—	20
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	—	(2)	(2)	—	4	4
Purchases/increases to customer loans	397	—	397	303	—	303
Sales/repayments of customer loans	(794)	(5)	(799)	(677)	(2)	(679)
Transfers into the level 3 portfolio	4	—	4	—	—	—
Transfers out of the level 3 portfolio	(649)	—	(649)	(49)	—	(49)
At 31 December	399	56	455	1,511	65	1,576
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(60)	—	(60)	103	—	103

	2021			2020
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis)	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis)
The Bank	£m	£m	£m	£m	£m	£m
At 1 January	517	—	517	409	—	409
Exchange and other adjustments	5	—	5	101	—	101
Gains recognised in the income statement within other income	6	—	6	5	—	5
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	—	—	—	—	—	—
Purchases/increases to customer loans	393	—	393	258	—	258
Sales/repayments of customer loans	(499)	—	(499)	(207)	—	(207)
Transfers into the level 3 portfolio	4	—	4	—	—	—
Transfers out of the level 3 portfolio	(389)	—	(389)	(49)	—	(49)
At 31 December	37	—	37	517	—	517
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	11	—	11	106	—	106
The table below analyses movements in the level 3 financial liabilities portfolio, excluding derivatives.

	2021	2020
The Group	£m	£m
At 1 January	45	47
Gains recognised in the income statement within other income	(5)	—
Redemptions	(7)	(2)
At 31 December	33	45
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	(4)	—

Schedule of Financial Liabilities Excluding Derivatives

	Level 1	Level 2	Level 3	Total
The Group	£m	£m	£m	£m
At 31 December 2021
Financial liabilities at fair value through profit or loss
Debt securities in issue designated at fair value through profit or loss	—	6,504	33	6,537
Trading liabilities:
Other deposits	—	—	—	—
Short positions in securities	—	—	—	—
	—	—	—	—
Total financial liabilities carried at fair value, excluding derivatives	—	6,504	33	6,537
At 31 December 2020
Financial liabilities at fair value through profit or loss
Debt securities in issue designated at fair value through profit or loss	—	6,783	45	6,828
Trading liabilities:
Other deposits	—	2	—	2
Short positions in securities	1	—	—	1
	1	2	—	3
Total financial liabilities carried at fair value, excluding derivatives	1	6,785	45	6,831

	Level 1	Level 2	Level 3	Total
The Bank	£m	£m	£m	£m
At 31 December 2021
Financial liabilities at fair value through profit or loss
Debt securities in issue designated at fair value through profit or loss	—	9,821	—	9,821
Trading liabilities:
Other deposits	—	—	—	—
Total financial liabilities carried at fair value, excluding derivatives	—	9,821	—	9,821
At 31 December 2020
Financial liabilities at fair value through profit or loss
Debt securities in issue designated at fair value through profit or loss	—	7,905	—	7,905
Trading liabilities:
Other deposits	—	2	—	2
Total financial liabilities carried at fair value, excluding derivatives	—	7,907	—	7,907

Schedule of Derivatives

	2021				2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The Group	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	—	5,495	16	5,511	—	8,327	14	8,341
Derivative liabilities	—	(4,436)	(207)	(4,643)	—	(7,909)	(319)	(8,228)

	2021				2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The Bank	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	—	6,882	16	6,898	—	12,581	14	12,595
Derivative liabilities	—	(6,071)	(31)	(6,102)	—	(11,012)	(60)	(11,072)
Movements in level 3 portfolio
The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2021		2020
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
The Group	£m	£m	£m	£m
At 1 January	14	(319)	—	(297)
Exchange and other adjustments	—	—	—	—
Losses (gains) recognised in the income statement within other income	2	93	1	—
(Sales) redemptions	—	19	—	19
Transfers into the level 3 portfolio	—	—	13	(41)
Transfers out of the level 3 portfolio	—	—	—	—
At 31 December	16	(207)	14	(319)
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	2	69	1	—

	2021		2020
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
The Bank	£m	£m	£m	£m
At 1 January	14	(60)	—	—
Exchange and other adjustments	—	—	—	—
Losses (gains) recognised in the income statement within other income	2	29	1	(8)
(Sales) redemptions	—	—	—	—
Transfers into the level 3 portfolio	—	—	13	(52)
Transfers out of the level 3 portfolio	—	—	—	—
At 31 December	16	(31)	14	(60)
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	2	29	1	(8)

Schedule of Valuation Adjustment Movements
The following table summarises the movement on this valuation adjustment account for the Group during 2020 and 2021:

	2021	2020
	£m	£m
At 1 January	242	214
Income statement charge (credit)	(88)	28
Transfers	—	—
At 31 December	154	242

Schedule of Valuation Adjustments	Represented by:

	2021	2020
	£m	£m
Credit Valuation Adjustment	112	178
Debit Valuation Adjustment	(4)	(6)
Funding Valuation Adjustment	46	70
	154	242

Schedule of Sensitivity of Level 3 Valuations

			2021			2020
				Effect of reasonably possible alternative assumptions[2]			Effect of reasonably possible alternative assumptions[2]
	Valuation techniques	Significant unobservable inputs[1]	Carrying value	Favourable changes	Unfavourable changes	Carrying value	Favourable changes	Unfavourable changes
			£m	£m	£m	£m	£m	£m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (bps) (+/-50bps)[3]	395	32	(30)	1,511	47	(45)
Equity investments		n/a	4	2	(2)	—	—	—
			399			1,511
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/consensus pricing	n/a	55	4	(4)	65	4	(4)
Equity investments		n/a	1	—	—	—	—	—
			56			65
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (31%/59%)[4]	16	—	—	14	—	—
Level 3 financial assets carried at fair value			471			1,590
Financial liabilities at fair value through profit or loss
Securitisation notes	Discounted cash flows	Interest rate spreads (+/-50bps)[5]	33	1	(1)	45	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/168%)[6]	31	—	—	48	—	—
Shared appreciation right	Market values – property valuation	HPI (+/-1%)[7]	176	19	(18)	271	24	(22)
			207			319
Level 3 financial liabilities carried at fair value			240			364
1Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
2Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
32020: -50bps/106bps
42020: 13%/128%
52020:+/- 50bps
62020: 33%/60%
72020:+/- 1%

Schedule of Valuation Hierarchy for Financial Assets
The table below analyses the fair values of the financial assets of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-93). Financial assets carried at amortised cost are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

	Carrying value	Fair value	Valuation hierarchy
			Level 1	Level 2	Level 3
The Group	£m	£m	£m	£m	£m
At 31 December 2021
Loans and advances to banks and reverse repurchase agreements	7,474	7,474	—	2,996	4,478
Loans and advances to customers and reverse repurchase agreements	477,541	480,992	—	46,712	434,280
Debt securities	4,562	4,615	—	4,615	—
Due from fellow Lloyds Banking Group undertakings	739	739	—	—	739
Reverse repurchase agreements included in above amounts:
Loans and advances to banks and reverse repurchase agreements	2,996	2,996	—	2,996	—
Loans and advances to customers and reverse repurchase agreements	46,712	46,712	—	46,712	—
At 31 December 2020
Loans and advances to banks and reverse repurchase agreements	5,950	5,949	—	1,626	4,323
Loans and advances to customers and reverse repurchase agreements	480,141	479,518	—	54,447	425,071
Debt securities	5,137	5,129	—	5,129	—
Due from fellow Lloyds Banking Group undertakings	738	738	—	—	738
Reverse repurchase agreements included in above amounts:
Loans and advances to banks and reverse repurchase agreements	1,626	1,626	—	1,626	—
Loans and advances to customers and reverse repurchase agreements	54,447	54,447	—	54,447	—

	Carrying value	Fair value	Valuation hierarchy
			Level 1	Level 2	Level 3
The Bank	£m	£m	£m	£m	£m
At 31 December 2021
Loans and advances to banks and reverse repurchase agreements	7,287	7,287	—	2,996	4,291
Loans and advances to customers and reverse repurchase agreements	163,428	162,829	—	46,712	116,117
Debt securities	3,756	3,817	—	3,817	—
Due from fellow Lloyds Banking Group undertakings	108,424	108,424	—	—	108,424
Reverse repurchase agreements included in above amounts:
Loans and advances to banks and reverse repurchase agreements	2,996	2,996	—	2,996	—
Loans and advances to customers and reverse repurchase agreements	46,712	46,712	—	46,712	—
At 31 December 2020
Loans and advances to banks and reverse repurchase agreements	5,656	5,655	—	1,626	4,029
Loans and advances to customers and reverse repurchase agreements	178,269	176,523	—	54,447	122,076
Debt securities	4,315	4,315	—	4,315	—
Due from fellow Lloyds Banking Group undertakings	128,771	128,771	—	—	128,771
Reverse repurchase agreements included in above amounts:
Loans and advances to banks and reverse repurchase agreements	1,626	1,626	—	1,626	—
Loans and advances to customers and reverse repurchase agreements	54,447	54,447	—	54,447	—

Schedule of Valuation Hierarchy for Financial Liabilities
The table below analyses the fair values of the financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-93).

	Carrying value	Fair value	Valuation hierarchy
			Level 1	Level 2	Level 3
The Group	£m	£m	£m	£m	£m
At 31 December 2021
Deposits from banks and repurchase agreements	33,448	33,449	—	33,449	—
Customer deposits and repurchase agreements	449,394	449,476	—	449,476	—
Due to fellow Lloyds Banking Group undertakings	1,490	1,490	—	1,490	—
Debt securities in issue	48,724	50,683	—	50,683	—
Subordinated liabilities	8,658	9,363	—	9,363	—
Repurchase agreements included in above amounts:
Deposits from banks and repurchase agreements	30,085	30,085	—	30,085	—
Customer deposits and repurchase agreements	21	21	—	21	—
At 31 December 2020
Deposits from banks and repurchase agreements	24,997	24,998	—	24,998	—
Customer deposits and repurchase agreements	434,569	434,740	—	427,663	7,077
Due to fellow Lloyds Banking Group undertakings	6,875	6,875	—	6,875	—
Debt securities in issue	59,293	62,931	—	62,931	—
Subordinated liabilities	9,242	10,275	—	10,275	—
Repurchase agreements included in above amounts:
Deposits from banks and repurchase agreements	18,767	18,767	—	18,767	—
Customer deposits and repurchase agreements	9,417	9,417	—	9,417	—

	Carrying value	Fair value	Valuation hierarchy
			Level 1	Level 2	Level 3
The Bank	£m	£m	£m	£m	£m
At 31 December 2021
Deposits from banks and repurchase agreements	2,825	2,825	—	2,825	—
Customer deposits and repurchase agreements	268,704	268,721	—	268,721	—
Due to fellow Lloyds Banking Group undertakings	22,872	22,872	—	22,872	—
Debt securities in issue	38,439	40,222	—	40,222	—
Subordinated liabilities	7,907	8,333	—	8,333	—
Repurchase agreements included in above amounts:
Deposits from banks and repurchase agreements	57	57	—	57	—
Customer deposits and repurchase agreements	21	21	—	21	—
At 31 December 2020
Deposits from banks and repurchase agreements	10,304	10,304	—	10,304	—
Customer deposits and repurchase agreements	264,473	264,497	—	264,497	—
Due to fellow Lloyds Banking Group undertakings	39,836	39,836	—	39,836	—
Debt securities in issue	48,109	50,824	—	50,824	—
Subordinated liabilities	7,751	8,387	—	8,387	—
Repurchase agreements included in above amounts:
Deposits from banks and repurchase agreements	5,087	5,087	—	5,087	—
Customer deposits and repurchase agreements	9,417	9,417	—	9,417	—